Condensed Statement of Operations - USD ($)	3 Months Ended	5 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Feb. 01, 2021
Formation costs		$ 25,000
General and administrative expenses		283,967
Franchise tax expense		100,000
Loss from operations		(408,967)
Financing expenses on derivative classified instrument		(36,537,500)
Gain on marketable securities (net), dividends and interest, held in Trust Account	$ 6,327	6,327
Change in fair value of derivative liabilities		20,000,000
Loss before income tax expense		(16,940,140)
Net loss		$ (16,940,140)
Common Stock Subject To Possible Redemption [Member]
Earnings Per Share, Basic and Diluted		$ (0.51)
Class A Common Stock
Earnings Per Share, Basic and Diluted		$ (0.60)
Common Stock Shares Outstanding	1,132,688	1,132,688
Class A Common Stock | Common Stock Subject To Possible Redemption [Member]
Weighted Average Number of Shares Outstanding, Basic and Diluted		26,526,318
Earnings Per Share, Basic and Diluted		$ (0.51)
Class A Common Stock | Non Redeemable Common Stock [Member]
Weighted Average Number of Shares Outstanding, Basic and Diluted		721,974
Earnings Per Share, Basic and Diluted		$ (0.60)
Class B Common Stock
Earnings Per Share, Basic and Diluted		$ (0.60)
Common Stock Shares Outstanding	5,000,000	5,000,000	5,000,000
Class B Common Stock | Non Redeemable Common Stock [Member]
Weighted Average Number of Shares Outstanding, Basic and Diluted		5,000,000
Earnings Per Share, Basic and Diluted		$ (0.60)